CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 65,247	$ 19,630
Restricted cash	0	14,457
Accounts receivable	1,618	474
Prepaid expenses and other current assets	6,272	2,196
Inventories	358	704
Amounts due from related parties, net	762	764
Amount due from subsidiary held for sale	0	2,255
Assets of discontinued operations - current	0	48,467
Total current assets	74,257	88,947
Non-current assets
Property and equipment, net	216	439
Intangible assets, net	325	325
Goodwill	124	124
Long-term Investments	94,195	53,641
Amount due from related parties - non-current	0	67,985
Right-of-use assets	888	2,135
Other non-current assets	170	77
Total non-current assets	95,918	124,726
Total assets	170,175	213,673
Current liabilities
Accounts payable	1,652	951
Short-term debt	1,585	11,400
Accrued expenses and other current liabilities	12,054	10,834
Operating lease liabilities - current	706	1,409
Amounts due to related parties	714	697
Deferred revenue	2,622	602
Income Tax Payable	13,767	13,841
Contingent consideration	0	407
Liabilities of discontinued operations - current	0	40,962
Total current liabilities	33,100	81,103
Non-current assets
Long-term debt	0	1,585
Operating lease liabilities - non-current	63	589
Long-term contingent consideration	0	1,652
Total non-current liabilities	63	3,826
TOTAL LIABILITIES	33,163	84,929
Shareholders' equity
Additional paid-in capital	772,207	741,130
Accumulated deficit	(620,391)	(634,054)
Statutory reserves	6,712	6,712
Accumulated other comprehensive loss	(10,012)	(9,706)
Total Renren lnc. shareholders' equity	149,637	105,157
Noncontrolling interest	(12,625)	23,587
Total equity	137,012	128,744
TOTAL LIABILITIES AND EQUITY	170,175	213,673
Class A ordinary shares
Shareholders' equity
Ordinary shares	816	770
Class B ordinary shares
Shareholders' equity
Ordinary shares	$ 305	$ 305